Debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 06, 2021	May 21, 2020	Oct. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Repayments of long-term debt					$ 125	$ 10,169	$ 5,125
Proceeds from Senior Secured Convertible Notes				$ 108,100
Converted preferred stock	140.4
Maximum borrowing capacity			$ 105,000
Commitment fee rate					0.25%
Percent of outstanding revolving commitments					35.00%
Liquidity required					$ 15,000
Minimum
Debt Instrument [Line Items]
Repayments of long-term debt					100
Maximum
Debt Instrument [Line Items]
Repayments of long-term debt					$ 300
Alternate Base Rate
Debt Instrument [Line Items]
Spread on variable interest rate					1.50%
NYFRB Rate
Debt Instrument [Line Items]
Spread on variable interest rate			0.50%
One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			1.00%
Revolving credit facility | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			1.00%
Letter of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 40,000
Letters of credit outstanding, amount					$ 20,000
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Converted preferred stock	140.4
Conversion price per unit (in usd per share)					$ 1
COVID-19
Debt Instrument [Line Items]
Proceeds from Senior Secured Convertible Notes		$ 108,100
D-1 Convertible Notes
Debt Instrument [Line Items]
Net proceeds from offering, after deducting debt issuance costs		$ 105,900
Interest rate					3.00%
Debt default, interest rate					2.00%
PIK interest					7.00%
Minimum percentage of purchasers of outstanding principal amount required for prepayment of debt					51.00%
Interest expense	$ 19,600
Eurocurrency Credit Agreement | Revolving credit facility | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			0.00%
Eurocurrency Credit Agreement | Letter of credit
Debt Instrument [Line Items]
Spread on variable interest rate			2.50%
Paycheck Protection Program
Debt Instrument [Line Items]
Aggregate principal amount									$ 10,000
Paycheck Protection Program | Turnkey Vacation Rentals Inc
Debt Instrument [Line Items]
Aggregate principal amount								$ 6,400